FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,015	$ 1,110
Other payables	3,016	2,934
Liabilities in respect of government grants	4,667	4,228
Total Financial Liabilities	8,698	8,272
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,015	1,110
Other payables	3,016	2,934
Liabilities in respect of government grants	1,003	106
Total Financial Liabilities	5,034	4,150
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	79	1,100
Total Financial Liabilities	79	1,100
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	232	208
Total Financial Liabilities	232	208
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	456	372
Total Financial Liabilities	456	372
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	263	501
Total Financial Liabilities	263	501
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	2,634	1,941
Total Financial Liabilities	$ 2,634	$ 1,941